Unaudited Condensed Consolidated Statements of Operations And Comprehensive Income (Loss) - USD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Revenues		$ 142,773,458	$ 51,544,511
Cost of revenues		(95,012,260)	(46,743,277)
Gross profit		47,761,198	4,801,234
Operating expenses
Selling and marketing expenses		(2,007,392)	(456,087)
General and administrative expenses		(9,483,762)	(5,609,919)
Total operating expenses		(11,491,154)	(6,066,006)
Income (loss) from operations		36,270,044	(1,264,772)
Other expenses
Interest expenses, net		(785,260)	(579,049)
Other expenses, net		(1,539,250)	(367,665)
Changes in fair value of contingent consideration payable			(400,030)
Total other expenses, net		(2,324,510)	(1,346,744)
Income (loss) before income taxes		33,945,534	(2,611,516)
Income tax expenses		(5,534,330)	(1,104,459)
Net income (loss)		28,411,204	(3,715,975)
Less: net loss attributable to noncontrolling interests			(462,753)
Net income (loss) attributable to TOYO Co., Ltd.’s shareholders		28,411,204	(3,253,222)
Other comprehensive loss
Foreign currency translation adjustment		(29,849)	(479,189)
Comprehensive income (loss)		28,381,355	(4,195,164)
Less: net loss attributable to noncontrolling interests			(462,753)
Comprehensive income (loss) attributable to TOYO Co., Ltd.’s shareholders		$ 28,381,355	$ (3,732,411)
Weighted average number of ordinary share outstanding– basic (in Shares)	[1]	37,678,920	33,595,743
Earnings (loss) per share – basic (in Dollars per share)	[1]	$ 0.75	$ (0.07)
Weighted average number of ordinary share outstanding– diluted (in Shares)	[1]	37,693,224	33,595,743
Earnings (loss) per share –diluted (in Dollars per share)	[1]	$ 0.75	$ (0.07)
Related parties
Revenues		$ 35,957,714	$ 10,521,150
Cost of revenues		(28,475,589)	(8,857,358)
Third parties
Revenues		106,815,744	41,023,361
Cost of revenues		$ (66,536,671)	$ (37,885,919)

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).